Goodwill and Intangible Assets	12 Months Ended
Sep. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
There were no goodwill impairments as a result of performing the Company's 2013, 2012 and 2011 annual impairment tests. The changes in the carrying amount of goodwill by segment for 2013 and 2012 are as follows ($ in millions):

	NA Installation & Services	ROW Installation & Services	Global Products	Total
As of September 30, 2011
Gross Goodwill	$2,119	$1,926	$1,629	$5,674
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	1,993	858	1,062	3,913
Acquisitions/ Purchase Accounting Adjustments	—	28	66	94
Currency Translation	8	19	1	28
As of September 28, 2012
Gross Goodwill	$2,127	$1,973	$1,696	$5,796
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	2,001	905	1,129	4,035
Acquisitions/ Purchase Accounting Adjustments	24	42	90	156
Transfers	(39)	—	39	—
Currency Translation	(8)	(19)	(1)	(28)
As of September 27, 2013
Gross Goodwill	$2,104	$1,996	$1,824	$5,924
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	$1,978	$928	$1,257	$4,163

Intangible Assets
There were no indefinite-lived intangible asset impairments as a result of performing the Company's 2013, 2012 and 2011 annual impairment tests.
The following table sets forth the gross carrying amount and accumulated amortization of the Company's intangible assets as of September 27, 2013 and September 28, 2012 ($ in millions):

	As of
	September 27, 2013		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$1,420	$1,101	$1,499	$1,153
Intellectual property	623	477	552	468
Other	40	13	36	9
Total	$2,083	$1,591	$2,087	$1,630
Non-Amortizable:
Intellectual property	$223		$224
Franchise rights	76		77
Total	$299		$301

Intangible asset amortization expense for 2013, 2012 and 2011 was $95 million, $99 million and $93 million, respectively.
The estimated aggregate amortization expense on intangible assets is expected to be approximately $89 million for 2014, $71 million for 2015, $65 million for 2016, $57 million for 2017 and $210 million for 2018 and thereafter.